UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

H&Q Healthcare Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-15 under the Investment Company Act of 1940 (17CFR 270.3b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1.  Schedule of Investments.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2008

(Unaudited)

CONVERTIBLE SECURITIES AND WARRANTS – 10.0% of Net Assets

SHARES		VALUE
	Convertible Preferred (Restricted)(c) – 10.0%
	Drug Discovery Technologies – 1.2%
2,380,953	Agilix Corporation Series B (a) (b)	$141,809
375,000	Ceres, Inc. Series C (a)	2,437,500
32,193	Ceres, Inc. Series C-1 (a)	209,255
280,105	Ceres, Inc. Series D (a)	1,820,683
40,846	Ceres, Inc. Series F (a)	265,499
8,170	Ceres, Inc. warrants (expiration 9/05/15) (a)	0
300,000	Zyomyx, Inc. Series A New (a)	30,000
300	Zyomyx, Inc. Series B New (a)	30
	Emerging Biopharmaceuticals – 0.7%
1,818,182	Raven biotechnologies, Inc. Series B (a)	0
2,809,157	Raven biotechnologies, Inc. Series C (a)	0
4,083,022	Raven biotechnologies, Inc. Series D (a)	374,821
2,123,077	TargeGen, Inc. Series C (a)	1,840,007
586,871	TargeGen, Inc. Series D (a)	508,624
	Healthcare Services – 1.5%
484,829	CytoLogix Corporation Series A (a) (b)	4,848
227,130	CytoLogix Corporation Series B (a) (b)	797,226
5,384,615	PHT Corporation Series D (a) (b)	4,200,000
1,204,495	PHT Corporation Series E (a) (b)	939,506
	Medical Devices and Diagnostics – 6.6%
3,424,756	CardioKinetix, Inc. Series C (a) (b)	2,360,000
4,852,940	Concentric Medical, Inc. Series B (a) (b)	6,794,116
1,744,186	Concentric Medical, Inc. Series C (a) (b)	2,441,860
683,000	Concentric Medical, Inc. Series D (a) (b)	956,200
222,222	EPR, Inc. Series A (a)	2,222
2,292,152	FlowCardia, Inc. Series C (a)	2,458,333
3,669,024	Labcyte Inc. Series C (a)	1,920,000
2,950,000	Magellan Biosciences, Inc. Series A (a)	2,950,000
1,547,988	OmniSonics Medical Technologies, Inc. Series A-1 (a)	879,257
1,263,099	OmniSonics Medical Technologies, Inc. Series B-1 (a)	717,440
65,217	TherOx, Inc. Series H (a)	416,085
149,469	TherOx, Inc. Series I (a)	953,612
4,220	TherOx, Inc. warrants (expiration 1/26/10) (a)	0
8,141	TherOx, Inc. warrants (expiration 6/09/09) (a)	0
921,875	Xoft, Inc. Series D (a)	3,079,063
176,647	Xoft, Inc. Series E (a)	590,001
		$40,087,997

PRINCIPAL AMOUNT
Convertible Notes (Restricted)(c) – 0.0%
Emerging Biopharmaceuticals – 0.0%
$44,651	Raven biotechnologies, Inc. Convertible Note, 5.00% due 2009	13,948

PRINCIPAL AMOUNT		VALUE
	Emerging Biopharmaceuticals – continued
$52,687	Raven biotechnologies, Inc. Convertible Subordinated Note, 5.00% due 2009	$52,687
		$66,635
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $50,447,783)	$40,154,632

SHARES
	COMMON STOCKS AND WARRANTS – 82.0%
	Biopharmaceuticals – 26.1%
1,033,968	Akorn, Inc. (a)	3,422,434
202,223	Akorn, Inc. warrants (expiration 3/08/11) (a) (c)	111,223
134,443	Amgen Inc. (a)	6,340,332
756,876	Antisoma Plc (a) (e)	346,448
4,624,175	Antisoma Plc (Restricted) (a) (c) (e)	1,693,315
513,798	Antisoma Plc (Restricted) (a) (c) (e)	164,628
99,900	Biogen Idec Inc. (a)	5,583,411
61,300	BioMarin Pharmaceutical Inc. (a)	1,776,474
127,450	Forest Laboratories, Inc. (a)	4,427,613
64,930	Genentech, Inc. (a)	4,928,187
180,018	Genzyme Corporation (a)	12,964,896
344,450	Gilead Sciences, Inc. (a)	18,238,628
201,404	Hologic, Inc. (a)	4,390,607
12,785	Intuitive Surgical, Inc. (a)	3,444,279
188,845	Martek Biosciences Corporation (a)	6,365,965
529,400	Medarex, Inc. (a)	3,499,334
334,550	Medicines Company (a)	6,630,781
45,900	Merck & Co., Inc.	1,729,971
137,605	Myriad Genetics, Inc. (a) (f)	6,263,780
198,610	Omrix Biopharmaceuticals, Inc. (a)	3,126,121
191,100	Vertex Pharmaceuticals Inc. (a)	6,396,117
76,100	XenoPort, Inc. (a)	2,970,183
		104,814,727
	Biotechnology – 1.8%
472,000	Athersys, Inc. (a) (c)	925,120
118,000	Athersys, Inc. warrants (expiration 6/08/12) (a) (c)	46,020
489,250	Momenta Pharmaceuticals, Inc. (a)	6,017,775
		6,988,915
	Drug Delivery – 3.8%
327,450	Alkermes, Inc. (a)	4,047,282
284,000	CVS Caremark Corporation	11,237,880
		15,285,162

SHARES		VALUE
	Drug Discovery Technologies – 7.6%
243,433	Avalon Pharmaceuticals, Inc. (a)	$289,685
180,220	Celgene Corporation (a)	11,510,651
146,546	Cougar Biotechnology, Inc. (a)	3,492,191
113,400	OSI Pharmaceuticals, Inc. (a)	4,685,688
574,211	Penwest Pharmaceuticals Co. (a)	1,550,370
287,106	Penwest Pharmaceuticals Co. warrants (expiration 3/11/13) (a) (c)	430,659
89,300	United Therapeutics Corporation (a)	8,729,075
300,000	Zyomyx, Inc. (Restricted) (a) (c)	3,000
		30,691,319
	Emerging Biopharmaceuticals – 2.1%
702,423	ACADIA Pharmaceuticals Inc. (a)	2,591,941
170,698	DOV Pharmaceutical, Inc. warrants (expiration 12/31/09) (a) (c)	1,707
1,081,250	Exelixis, Inc. (a)	5,406,250
454,078	NitroMed, Inc. (a)	454,078
		8,453,976
	Generic Pharmaceuticals – 5.3%
90,700	Barr Pharmaceuticals, Inc. (a)	4,088,756
268,700	Mylan Inc. (a)	3,243,209
306,169	Teva Pharmaceutical Industries, Ltd. (d)	14,022,540
		21,354,505
	Healthcare Services – 15.4%
67,700	Aetna Inc.	2,743,881
101,800	Allergan, Inc.	5,298,690
222,222	Aveta, Inc. (Restricted) (a) (c)	2,222,220
867,434	CardioNet, Inc. (Restricted) (a) (c)	20,789,791
292,400	Eclipsys Corporation (a)	5,368,464
172,660	HealthExtras, Inc. (a)	5,203,972
95,460	ICON Plc (a) (d)	7,209,139
130,385	Medco Health Solutions, Inc. (a)	6,154,172
94,500	Pharmaceutical Product Development, Inc.	4,054,050
306,208	Syntiro Healthcare Services (Restricted) (a) (c)	306
59,050	WellPoint, Inc. (a)	2,814,323
		61,859,008
	Medical Devices and Diagnostics – 19.9%
473,430	Align Technology, Inc. (a)	4,966,281
59,000	Applera Corporation- Applied Biosystems Group	1,975,320
169,750	Baxter International Inc.	10,853,815
111,760	Becton, Dickinson and Company	9,086,088
130,700	Dentsply International Inc.	4,809,760
142,754	IDEXX Laboratories, Inc. (a)	6,957,830
144,307	Inverness Medical Innovations, Inc. (a)	4,786,663
92,750	Laboratory Corporation of America Holdings (a)	6,458,182

SHARES		VALUE
	Medical Devices and Diagnostics – continued
254,800	Masimo Corporation (a)	$8,752,380
160,000	Masimo Laboratories, Inc. (Restricted) (a) (c)	63,856
830,292	Medwave, Inc. (a) (b) (c)	0
207,573	Medwave, Inc. warrants (expiration 8/21/11) (a) (b) (c)	0
93,008	OmniSonics Medical Technologies, Inc. (Restricted) (a) (c)	930
125,000	PerkinElmer, Inc.	3,481,250
112,500	Phase Forward Inc. (a)	2,021,625
208	Songbird Hearing, Inc. (Restricted) (a) (c)	139
106,575	Stryker Corporation	6,701,436
159,160	Thermo Fisher Scientific Inc. (a)	8,869,987
		79,785,542
	TOTAL COMMON STOCKS AND WARRANTS (Cost $305,739,116)	$329,233,154

NUMBER OF CONTRACTS (100 SHARES EACH)
	PUT OPTIONS PURCHASED — 0.0%
687	Myriad Genetics, Inc., strike @ 35, expires Aug-2008 (a)	10,305
687	Myriad Genetics, Inc., strike @ 40, expires Aug-2008 (a)	27,480
	TOTAL PUT OPTIONS PURCHASED (Cost $498,274)	$37,785

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENTS – 7.8%
$17,000,000	General Electric Capital Corp., 1.90% due 07/09/08	16,992,822
14,078,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $14,078,234.63 (collateralized by U.S. Treasury Bond 1.20%, 9/18/08, market value $14,363,468); 0.60% due 07/01/08	14,078,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $31,070,822)	$31,070,822
	TOTAL INVESTMENTS - 99.8% (Cost $387,755,995)	$400,496,393
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	$825,793
	NET ASSETS - 100%	$401,322,186

(a)	Non-income producing security.
(b)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (Total Market Value of $18,635,565).
(c)	Security fair valued by the Valuation Committee of the Board of Trustees.
(d)	American Depositary Receipt.
(e)	Foreign Security.
(f)	A portion of security is pledged as collateral for call options written.

SCHEDULE OF WRITTEN OPTIONS

NUMBER OF CONTRACTS (100 SHARES EACH)		EXPIRATION DATE	CURRENT VALUE
	CALL OPTIONS WRITTEN
177	Myriad Genetics, Inc., strike @ 85	Jul - 2008	$(13,275)
118	Myriad Genetics, Inc., strike @ 80	Aug - 2008	(1,770)
	TOTAL CALL OPTIONS WRITTEN (Premiums received $36,514)		$(15,045)

Investment Valuation - Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices. Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Publicly traded investments for which market quotations are not readily available or whose quoted price may otherwise not reflect fair value and the fair value of venture capital and other restricted securities are valued in good faith by the Adviser pursuant to valuation policies and procedures approved by the Trustees.  Such values are subject to oversight and ratification by the Trustees. However, because of the uncertainty of fair valuations, these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material. Each such fair value determination is based on a consideration of relevant factors. Factors the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; and (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing. Short-term investments with maturity of 60 days or less are valued at amortized cost.

Venture Capital and Other Restricted Securities - The Fund may invest in venture capital and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of the securities represents 16% of the Fund’s net assets at June 30, 2008. The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at June 30, 2008. The Fund on its own does not have the right to demand that such securities be registered.

			Carrying
	Acquisition		Value
Security (g)	Date	Cost	per Unit	Value
Agilix Corporation
Series B Cvt. Pfd.	11/8/01	$2,495,500	$0.06	$141,809
Antisoma Plc (h)
Restricted Common	6/11/08	4,826,908	0.37	1,693,315
Restricted Common	6/11/08	536,323	0.32	164,628
Aveta, Inc.
Restricted Common	12/21/05	3,004,713	10.00	2,222,220
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08	2,359,999	0.69	2,360,000
CardioNet, Inc.
Restricted Common	5/3/01 - 3/7/07	6,493,191	23.97	20,789,791
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,502,732	6.50	2,437,500
Series C-1 Cvt. Pfd.	3/31/01	111,508	6.50	209,255
Series D Cvt. Pfd.	3/14/01	1,668,294	6.50	1,820,683
Series F Cvt. Pfd.	9/5/07	268,136	6.50	265,499
Warrants (expiration 9/05/15)	9/5/07	0	0.00	0
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/7/02, 1/24/03	3,330,672	1.40	6,794,116
Series C Cvt. Pfd.	12/19/03	1,500,705	1.40	2,441,860
Series D Cvt. Pfd.	9/30/05	957,962	1.40	956,200
CytoLogix Corporation
Series A Cvt. Pfd.	1/13/98-7/21/99	1,623,878	0.01	4,848
Series B Cvt. Pfd.	1/11/01	764,070	3.51	797,226
EPR, Inc.
Series A Cvt. Pfd.	3/9/94	1,000,409	0.01	2,222
FlowCardia, Inc.
Series C Cvt. Pfd.	8/29/07	2,474,767	1.07	2,458,333
Labcyte Inc.
Series C Cvt. Pfd.	7/18/05	1,924,893	0.52	1,920,000
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06	2,954,179	1.00	2,950,000
Masimo Laboratories, Inc.
Restricted Common	3/31/98	0	0.40	63,856
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/1/03	1,800,514	0.57	879,257
Series B-1 Cvt. Pfd.	6/4/07, 11/15/07	960,516	0.57	717,440
Restricted Common	5/24/01, 7/2/07	2,409,033	0.01	930
PHT Corporation
Series D Cvt. Pfd.	7/23/01	4,205,754	0.78	4,200,000
Series E Cvt. Pfd.	9/12/03 - 10/14/04	941,669	0.78	939,506
Raven biotechnologies, Inc.
Series B Cvt. Pfd.	12/12/00	3,001,725	0	0
Series C Cvt. Pfd.	11/26/02	2,331,600	0.00	0
Series D Cvt. Pfd.	6/23/05	1,205,689	0.09	374,821
Cvt. Note	11/13/07	50,629	31.24	13,948
Cvt. Subordinated Note	5/27/08, 6/25/08	52,687	100.00	52,687
Songbird Hearing, Inc.
Restricted Common	12/14/00	3,004,861	0.67	139
Syntiro Healthcare Services
Restricted Common	2/5/97	1,200,325	0.001	306
TargeGen, Inc.
Series C Cvt. Pfd.	8/30/05	2,763,495	0.87	1,840,007
Series D Cvt. Pfd.	5/8/07	764,407	0.87	508,624

			Carrying
	Acquisition		Value
Security (g)	Date	Cost	per Unit	Value
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	$3,002,748	$6.38	$416,085
Series I Cvt. Pfd.	7/8/05	579,958	6.38	953,612
Warrants (expiration 1/26/10)	1/26/05	0	0.00	0
Warrants (expiration 6/09/09)	6/9/04	0	0.00	0
Xoft, Inc.
Series D Cvt. Pfd.	3/23/07	2,958,518	3.34	3,079,063
Series E Cvt. Pfd.	6/20/08	590,001	3.34	590,001
Zyomyx, Inc.
Series A New Cvt. Pfd.	1/12/04	299,700	0.10	30,000
Series B New Cvt. Pfd.	2/19/99, 1/12/04	468	0.10	30
New Restricted Common	2/19/99 - 7/22/04	3,602,065	0.01	3,000
		$75,525,201		$65,092,817

(g)         See Schedule of Investments and corresponding footnotes for more information on each issuer.

(h)         The carrying value per unit of unrestricted common units of Antisoma Plc was $0.46 on June 11, 2008, the date of the purchase agreement and date an enforceable right to acquire the restricted units was obtained.

Federal Income Tax Cost - At June 30, 2008, the total cost of securities for Federal income tax purposes was $387,755,995. The net unrealized gain on securities held by the Fund was $12,740,398, including gross unrealized gain of $76,542,625 and gross unrealized loss of $63,802,227

Affiliate Transactions – An affiliate issuer is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the nine months ended June 30, 2008 were as follows:

Issuer	Value on October 1, 2007	Purchases	Sales (a)	Income	Value on June 30, 2008

Agilix Corporation	$141,809	$—	$—	$—	$141,809
CardioKinetix, Inc.	—	2,360,000	—	—	2,360,000
Concentric Medical, Inc.	10,192,176	—	—	—	10,192,176
CytoLogix Corporation	527,247	507,843	507,562	7,101	802,074
Medwave, Inc.	35,287	—	—	—	—
PHT Corporation	5,139,506	—	—	—	5,139,506
	$16,036,025	$2,867,843	$507,562	$7,101	$18,635,565

(a) Sales of affiliates represent convertible notes paid off.

Item 2.   Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)	/s/ Daniel Omstead
Daniel Omstead, President

Date	8/28/08

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carolyn Haley
Carolyn Haley, Treasurer

Date	8/28/08